CONSOLIDATED STATEMENTS OF CASH FLOWS - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flow from operating activities
Profit before income taxes	¥ 58,616	¥ 26,188	¥ 44,376
Adjustments for:
Depreciation of property and equipment	2,944	818	441
Amortization of intangible assets	2	0	0
Gain on disposal of property and equipment	(174)	0	0
Share-based compensation	75	689	0
Credit impairment losses	24,694	66,904	3,580
Operating profit before changes in working capital	86,157	94,599	48,397
Interest receivables	7,057	4,933	(19,487)
Loan receivables	(70,131)	(79,577)	(121,040)
Prepaid expenses and others	743	(555)	10,673
Advance from customers	0	(142)	(457)
Salary and benefit payable	3,850	(2,012)	1,254
Interest payable	12,584	1,310	602
Other payable	(25,183)	9,386	24,032
Net cash (used)/generated by operating activities	15,077	27,942	(56,026)
Income tax paid	0	(676)	(14,393)
Net cash (used)/generated by operating activities	15,077	27,266	(70,419)
Cash flow from investing activities
Payment for intangible asset	0	(9)	0
Proceeds from disposal of property and equipment	195	0	0
Payment for property and equipment	(271)	(18,376)	0
Prepayment for a property	0	0	(14,928)
Net cash used in investing activities	(76)	(18,385)	(14,928)
Cash flow from financing activities
Share issuance expenses	0	0	(15,627)
Proceeds received from related party loans	17,434	88,000	0
Repayments of related party loans	(14,693)	(8,500)	0
Proceeds received from shareholders' loans	13,000	5,000	52,600
Repayments of shareholders' loans	(3,000)	(5,000)	(42,600)
Proceeds received from loans payable	48,142	308,629	363,700
Repayments of loans payable	(79,345)	(414,924)	(347,800)
Net cash generated/(used) by financing activities	(18,462)	(26,795)	10,273
Net decrease in cash, cash equivalents and restricted cash	(3,461)	(17,914)	(75,074)
Cash and cash equivalents at beginning of year	3,188	21,717	96,791
Exchange losses on cash, cash equivalents and restricted cash	405	(615)	0
Cash, cash equivalents and restricted cash at end of year	132	3,188	21,717
Net cash (used)/generated by operating activities include
Interest received	3,307	98,185	107,086
Interest paid	(3,709)	(25,769)	(27,202)
Foreclosure of a pledged property	0	(18,000)	0
Net cash generated/(used) by financing activities
Loans receivable novated to a related party to offset its related party loans to the Company	¥ 40,216	¥ 0	¥ 0